Financial Instruments and Fair Value Measurements - Senior Notes, Credit Facilities and Additional Information (Details) - Fair Value, Measurements, Fair Value Hierarchy [Domain] - USD ($)
$ in Thousands
	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Assets and Liabilities Measured on Recurring and Non-recurring Basis [Line Items]
Long lived assets held for sale	$ 587,271
Carrying amount	1,416,225	$ 2,141,617
$120.0 million Loan from Affilliate
Fair Value Assets and Liabilities Measured on Recurring and Non-recurring Basis [Line Items]
Debt Instrument Carrying Amount Net Of Financing Fees	78,306
One vessel
Fair Value Assets and Liabilities Measured on Recurring and Non-recurring Basis [Line Items]
Carrying amount	95,937
Vessel Impairment Charges	$ 83,937